Provisions, contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions	The following table summarises the movement in each class of provision for the periods presented:

	Restructuring provision	Decommissioning provision	Other provisions(A)	Total
	€ million	€ million	€ million	€ million
As at 31 December 2023	116	15	28	159
Acquisition of CCBPI	3	—	55	58
Charged/(credited) to profit or loss:
Additional provisions recognised	219	1	10	230
Unused amounts reversed	(9)	—	(1)	(10)
Utilised during the period	(80)	—	(8)	(88)
Translation	1	—	—	1
As at 31 December 2024	250	16	84	350
Charged/(credited) to profit or loss:
Additional provisions recognised	74	2	8	84
Unused amounts reversed(B)	(7)	—	(33)	(40)
Utilised during the period	(181)	—	(9)	(190)
Translation	(1)	—	(7)	(8)
As at 31 December 2025	135	18	43	196
Non-current	23	18	15	56
Current	112	—	28	140
As at 31 December 2025	135	18	43	196
(A)Other provisions primarily relate to legal reserves, which are not considered material to the consolidated financial statements.
(B)The reversal of unused amounts primarily reflects a reduction in the provision previously recognised in relation to an ongoing labour law matter in Germany. Based on the latest assessment, no future cash outflows are expected in connection with this matter.